Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2017
Schedule Of Credit Losses Related To Financing Receivables Current And Noncurrent Table Text Block
	ASC 310-30 Westernbank loans
	For the years ended
(In thousands)	December 31, 2017	December 31, 2016
Balance at beginning of period	$68,877	$63,563
Provision for loan losses	13,496	1,342
Net (charge-offs) recoveries	(12,244)	3,972
Balance at end of period	$70,129	$68,877

Allowance For Credit Losses On Financing Receivables Table Text Block
For the year ended December 31, 2017
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$189,686	$1,353	$143,320	$7,662	$125,963	$467,984
Provision (reversal of provision)	4,240	(2,690)	90,705	11,099	138,385	241,739
Charge-offs	(49,591)	(3,588)	(78,121)	(8,407)	(109,252)	(248,959)
Recoveries	27,196	6,211	3,177	1,637	19,119	57,340
Ending balance	$171,531	$1,286	$159,081	$11,991	$174,215	$518,104
Specific ALLL	$36,982	$-	$46,354	$475	$21,849	$105,660
General ALLL	$134,549	$1,286	$112,727	$11,516	$152,366	$412,444
Loans held-in-portfolio:
Impaired non-covered loans	$323,455	$-	$509,033	$1,456	$99,180	$933,124
Non-covered loans held-in-portfolio
excluding impaired loans	6,942,444	95,369	6,067,746	808,534	3,230,841	17,144,934
Total non-covered loans held-in-portfolio	$7,265,899	$95,369	$6,576,779	$809,990	$3,330,021	$18,078,058

For the year ended December 31, 2017
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$30,159	$-	$191	$30,350
Provision	-	-	5,098	-	644	5,742
Charge-offs	-	-	(4,049)	-	(122)	(4,171)
Recoveries	-	-	1,313	-	10	1,323
Ending balance	$-	$-	$32,521	$-	$723	$33,244
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$32,521	$-	$723	$33,244
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	502,929	-	14,345	517,274
Total covered loans held-in-portfolio	$-	$-	$502,929	$-	$14,345	$517,274

For the year ended December 31, 2017
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$12,968	$8,172	$4,614	$1,343	$15,220	$42,317
Provision (reversal of provision)	65,323	(1,103)	167	(2,275)	15,831	77,943
Charge-offs	(36,399)	-	(1,223)	(897)	(19,926)	(58,445)
Recoveries	2,242	7	983	2,627	4,404	10,263
Ending balance	$44,134	$7,076	$4,541	$798	$15,529	$72,078
Specific ALLL	$-	$-	$2,478	$-	$953	$3,431
General ALLL	$44,134	$7,076	$2,063	$798	$14,576	$68,647
Loans held-in-portfolio:
Impaired loans	$-	$-	$9,242	$-	$5,057	$14,299
Loans held-in-portfolio
excluding impaired loans	4,222,962	784,660	684,386	32,980	475,449	6,200,437
Total loans held-in-portfolio	$4,222,962	$784,660	$693,628	$32,980	$480,506	$6,214,736

For the year ended December 31, 2017
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$202,654	$9,525	$178,093	$1,343	$7,662	$141,374	$540,651
Provision (reversal of provision)	69,563	(3,793)	95,970	(2,275)	11,099	154,860	325,424
Charge-offs	(85,990)	(3,588)	(83,393)	(897)	(8,407)	(129,300)	(311,575)
Recoveries	29,438	6,218	5,473	2,627	1,637	23,533	68,926
Ending balance	$215,665	$8,362	$196,143	$798	$11,991	$190,467	$623,426
Specific ALLL	$36,982	$-	$48,832	$-	$475	$22,802	$109,091
General ALLL	$178,683	$8,362	$147,311	$798	$11,516	$167,665	$514,335
Loans held-in-portfolio:
Impaired loans	$323,455	$-	$518,275	$-	$1,456	$104,237	$947,423
Loans held-in-portfolio
excluding impaired loans	11,165,406	880,029	7,255,061	32,980	808,534	3,720,635	23,862,645
Total loans held-in-portfolio	$11,488,861	$880,029	$7,773,336	$32,980	$809,990	$3,824,872	$24,810,068

For the year ended December 31, 2016
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$186,925	$4,957	$128,327	$10,993	$138,721	$469,923
Provision (reversal of provision)	19,147	(6,539)	79,309	557	63,386	155,860
Charge-offs	(62,486)	(3,103)	(68,075)	(6,151)	(106,304)	(246,119)
Recoveries	41,731	5,124	3,759	2,263	29,998	82,875
Net recoveries (write-downs)	4,369	914	-	-	162	5,445
Ending balance	$189,686	$1,353	$143,320	$7,662	$125,963	$467,984
Specific ALLL	$42,375	$-	$42,428	$535	$23,185	$108,523
General ALLL	$147,311	$1,353	$100,892	$7,127	$102,778	$359,461
Loans held-in-portfolio:
Impaired non-covered loans	$338,422	$-	$497,488	$1,817	$106,615	$944,342
Non-covered loans held-in-portfolio
excluding impaired loans	6,863,795	85,558	5,419,012	701,076	3,154,641	16,224,082
Total non-covered loans held-in-portfolio	$7,202,217	$85,558	$5,916,500	$702,893	$3,261,256	$17,168,424

For the year ended December 31, 2016
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$33,967	$-	$209	$34,176
Provision (reversal of provision)	-	-	(1,092)	-	(18)	(1,110)
Charge-offs	-	-	(3,524)	-	(19)	(3,543)
Recoveries	-	-	808	-	19	827
Ending balance	$-	$-	$30,159	$-	$191	$30,350
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$30,159	$-	$191	$30,350
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	556,570	-	16,308	572,878
Total covered loans held-in-portfolio	$-	$-	$556,570	$-	$16,308	$572,878

For the year ended December 31, 2016
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012
Provision (reversal of provision)	(253)	4,260	1,562	(3,257)	12,954	15,266
Charge-offs	(1,115)	-	(2,506)	(535)	(13,430)	(17,586)
Recoveries	4,428	-	573	2,448	4,176	11,625
Ending balance	$12,968	$8,172	$4,614	$1,343	$15,220	$42,317
Specific ALLL	$-	$-	$2,182	$-	$672	$2,854
General ALLL	$12,968	$8,172	$2,432	$1,343	$14,548	$39,463
Loans held-in-portfolio:
Impaired loans	$-	$-	$8,876	$-	$2,839	$11,715
Loans held-in-portfolio
excluding impaired loans	3,596,290	690,742	770,985	45,293	490,298	5,593,608
Total loans held-in-portfolio	$3,596,290	$690,742	$779,861	$45,293	$493,137	$5,605,323

For the year ended December 31, 2016
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111
Provision (reversal of provision)	18,894	(2,279)	79,779	(3,257)	557	76,322	170,016
Charge-offs	(63,601)	(3,103)	(74,105)	(535)	(6,151)	(119,753)	(267,248)
Recoveries	46,159	5,124	5,140	2,448	2,263	34,193	95,327
Net recoveries (write-downs)	4,369	914	-	-	-	162	5,445
Ending balance	$202,654	$9,525	$178,093	$1,343	$7,662	$141,374	$540,651
Specific ALLL	$42,375	$-	$44,610	$-	$535	$23,857	$111,377
General ALLL	$160,279	$9,525	$133,483	$1,343	$7,127	$117,517	$429,274
Loans held-in-portfolio:
Impaired loans	$338,422	$-	$506,364	$-	$1,817	$109,454	$956,057
Loans held-in-portfolio
excluding impaired loans	10,460,085	776,300	6,746,567	45,293	701,076	3,661,247	22,390,568
Total loans held-in-portfolio	$10,798,507	$776,300	$7,252,931	$45,293	$702,893	$3,770,701	$23,346,625

Impaired Financing Receivables Table [Text Block]
December 31, 2017
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$206	$206	$32	$-	$-	$206	$206	$32
Commercial real estate non-owner occupied	101,485	102,262	23,744	11,454	27,522	112,939	129,784	23,744
Commercial real estate owner occupied	127,634	153,495	10,221	24,634	57,219	152,268	210,714	10,221
Commercial and industrial	43,493	46,918	2,985	14,549	23,977	58,042	70,895	2,985
Mortgage	450,226	504,006	46,354	58,807	75,228	509,033	579,234	46,354
Leasing	1,456	1,456	475	-	-	1,456	1,456	475
Consumer:
Credit cards	33,676	33,676	5,569	-	-	33,676	33,676	5,569
Personal	62,488	62,488	15,690	-	-	62,488	62,488	15,690
Auto	2,007	2,007	425	-	-	2,007	2,007	425
Other	1,009	1,009	165	-	-	1,009	1,009	165
Total Puerto Rico	$823,680	$907,523	$105,660	$109,444	$183,946	$933,124	$1,091,469	$105,660

December 31, 2017
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$6,774	$8,439	$2,478	$2,468	$3,397	$9,242	$11,836	$2,478
Consumer:
HELOCs	3,530	3,542	722	761	780	4,291	4,322	722
Personal	542	542	231	224	224	766	766	231
Total U.S. mainland	$10,846	$12,523	$3,431	$3,453	$4,401	$14,299	$16,924	$3,431

December 31, 2017
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$206	$206	$32	$-	$-	$206	$206	$32
Commercial real estate non-owner occupied	101,485	102,262	23,744	11,454	27,522	112,939	129,784	23,744
Commercial real estate owner occupied	127,634	153,495	10,221	24,634	57,219	152,268	210,714	10,221
Commercial and industrial	43,493	46,918	2,985	14,549	23,977	58,042	70,895	2,985
Mortgage	457,000	512,445	48,832	61,275	78,625	518,275	591,070	48,832
Leasing	1,456	1,456	475	-	-	1,456	1,456	475
Consumer:
Credit Cards	33,676	33,676	5,569	-	-	33,676	33,676	5,569
HELOCs	3,530	3,542	722	761	780	4,291	4,322	722
Personal	63,030	63,030	15,921	224	224	63,254	63,254	15,921
Auto	2,007	2,007	425	-	-	2,007	2,007	425
Other	1,009	1,009	165	-	-	1,009	1,009	165
Total Popular, Inc.	$834,526	$920,046	$109,091	$112,897	$188,347	$947,423	$1,108,393	$109,091

December 31, 2016
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$82	$82	$34	$-	$-	$82	$82	$34
Commercial real estate non-owner occupied	104,119	105,047	24,537	15,935	29,631	120,054	134,678	24,537
Commercial real estate owner occupied	131,634	169,013	13,007	31,962	50,094	163,596	219,107	13,007
Commercial and industrial	46,862	49,301	4,797	7,828	11,478	54,690	60,779	4,797
Mortgage	426,737	466,249	42,428	70,751	87,806	497,488	554,055	42,428
Leasing	1,817	1,817	535	-	-	1,817	1,817	535
Consumer:
Credit cards	37,464	37,464	5,588	-	-	37,464	37,464	5,588
Personal	66,043	66,043	16,955	-	-	66,043	66,043	16,955
Auto	2,117	2,117	474	-	-	2,117	2,117	474
Other	991	991	168	-	-	991	991	168
Total Puerto Rico	$817,866	$898,124	$108,523	$126,476	$179,009	$944,342	$1,077,133	$108,523

December 31, 2016
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$6,381	$7,971	$2,182	$2,495	$3,369	$8,876	$11,340	$2,182
Consumer:
HELOCs	2,421	2,429	667	300	315	2,721	2,744	667
Personal	39	39	5	79	79	118	118	5
Total U.S. mainland	$8,841	$10,439	$2,854	$2,874	$3,763	$11,715	$14,202	$2,854

December 31, 2016
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$82	$82	$34	$-	$-	$82	$82	$34
Commercial real estate non-owner occupied	104,119	105,047	24,537	15,935	29,631	120,054	134,678	24,537
Commercial real estate owner occupied	131,634	169,013	13,007	31,962	50,094	163,596	219,107	13,007
Commercial and industrial	46,862	49,301	4,797	7,828	11,478	54,690	60,779	4,797
Mortgage	433,118	474,220	44,610	73,246	91,175	506,364	565,395	44,610
Leasing	1,817	1,817	535	-	-	1,817	1,817	535
Consumer:
Credit Cards	37,464	37,464	5,588	-	-	37,464	37,464	5,588
HELOCs	2,421	2,429	667	300	315	2,721	2,744	667
Personal	66,082	66,082	16,960	79	79	66,161	66,161	16,960
Auto	2,117	2,117	474	-	-	2,117	2,117	474
Other	991	991	168	-	-	991	991	168
Total Popular, Inc.	$826,707	$908,563	$111,377	$129,350	$182,772	$956,057	$1,091,335	$111,377

For the year ended December 31, 2017
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$130	$4	$-	$-	$130	$4
Commercial real estate non-owner occupied	117,182	4,745	-	-	117,182	4,745
Commercial real estate owner occupied	156,890	4,939	-	-	156,890	4,939
Commercial and industrial	60,466	1,899	-	-	60,466	1,899
Mortgage	504,709	12,661	9,006	200	513,715	12,861
Leasing	1,642	-	-	-	1,642	-
Consumer:
Credit cards	36,109	-	-	-	36,109	-
HELOCs	-	-	2,964	-	2,964	-
Personal	64,467	-	505	-	64,972	-
Auto	2,065	-	-	-	2,065	-
Other	915	-	-	-	915	-
Total Popular, Inc.	$944,575	$24,248	$12,475	$200	$957,050	$24,448

For the year ended December 31, 2016
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$33	$6	$-	$-	$33	$6
Commercial real estate non-owner occupied	127,508	5,275	-	-	127,508	5,275
Commercial real estate owner occupied	150,563	5,757	-	-	150,563	5,757
Commercial and industrial	57,752	1,959	-	-	57,752	1,959
Construction	1,107	-	-	-	1,107	-
Mortgage	479,584	13,860	8,212	178	487,796	14,038
Leasing	2,124	-	-	-	2,124	-
Consumer:
Credit cards	38,168	-	-	-	38,168	-
HELOCs	-	-	1,937	-	1,937	-
Personal	67,308	-	529	-	67,837	-
Auto	2,575	-	-	-	2,575	-
Other	683	-	-	-	683	-
Total Popular, Inc.	$927,405	$26,857	$10,678	$178	$938,083	$27,035

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Popular, Inc.
For the year ended December 31, 2017
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	4	2	-	-
Commercial real estate owner occupied	4	17	-	-
Commercial and industrial	3	40	-	-
Mortgage	55	39	348	125
Leasing	-	1	9	-
Consumer:
Credit cards	491	-	5	537
HELOCs	-	14	8	1
Personal	757	6	2	3
Auto	-	5	4	1
Other	32	1	-	1
Total	1,346	125	376	668

Popular, Inc.
For the year ended December 31, 2016
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	7	1	-	-
Commercial real estate owner occupied	43	7	-	-
Commercial and industrial	36	7	-	-
Mortgage	78	80	505	170
Leasing	-	1	1	-
Consumer:
Credit cards	766	-	2	668
HELOCs	-	1	5	1
Personal	1,007	19	1	1
Auto	-	12	8	2
Other	35	-	-	-
Total	1,972	128	522	842

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Popular, Inc.
For the year ended December 31, 2017
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	6	$2,172	$2,032	$146
Commercial real estate owner occupied	21	5,356	5,346	313
Commercial and industrial	43	2,655	4,786	507
Mortgage	567	69,084	64,552	4,108
Leasing	10	347	347	101
Consumer:
Credit cards	1,033	9,283	10,196	1,241
HELOCs	23	2,504	2,421	299
Personal	768	12,884	12,911	3,027
Auto	10	2,043	1,999	362
Other	34	2,014	2,014	72
Total	2,515	$108,342	$106,604	$10,176

Popular, Inc.
For the year ended December 31, 2016
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	8	$7,667	$10,272	$5,109
Commercial real estate owner occupied	50	29,935	30,097	894
Commercial and industrial	43	8,402	9,733	242
Mortgage	833	93,511	90,840	6,822
Leasing	2	36	37	8
Consumer:
Credit cards	1,436	13,329	14,918	2,042
HELOCs	7	602	662	296
Personal	1,028	17,192	17,296	3,548
Auto	22	263	281	54
Other	35	96	98	17
Total	3,464	$171,033	$174,234	$19,032

T D R Loans Subsequent Default Table [Text Block]
Popular, Inc.
Defaulted during the year ended December 31, 2017
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$543
Commercial real estate owner occupied	4	1,912
Commercial and industrial	5	636
Mortgage	110	10,112
Leasing	4	146
Consumer:
Credit cards	369	3,286
HELOCs	1	97
Personal	139	3,461
Auto	5	103
Other	1	9
Total	641	$20,305

Popular, Inc.
Defaulted during the year ended December 31, 2016
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	2	$327
Commercial real estate owner occupied	11	3,296
Commercial and industrial	7	905
Mortgage	169	18,261
Leasing	3	28
Consumer:
Credit cards	451	4,794
HELOCs	1	43
Personal	135	3,329
Auto	9	171
Other	3	8
Total	791	$31,162

Financing Receivable Credit Quality Indicators Table Text Block
December 31, 2017
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$1,387	$1,708	$6,831	$-	$-	$9,926	$136,473	$146,399
Commercial real estate non-owner occupied	327,811	335,011	307,579	-	-	970,401	1,434,158	2,404,559
Commercial real estate owner occupied	243,966	215,652	354,990	2,124	-	816,732	1,006,882	1,823,614
Commercial and industrial	453,546	108,554	241,695	471	126	804,392	2,086,935	2,891,327
Total Commercial	1,026,710	660,925	911,095	2,595	126	2,601,451	4,664,448	7,265,899
Construction	110	4,122	1,545	-	-	5,777	89,592	95,369
Mortgage	2,748	3,564	155,074	-	-	161,386	6,415,393	6,576,779
Leasing	-	-	1,926	-	1,048	2,974	807,016	809,990
Consumer:
Credit cards	-	-	18,227	-	-	18,227	1,074,994	1,093,221
HELOCs	-	-	257	-	-	257	5,830	6,087
Personal	429	659	20,790	-	-	21,878	1,200,434	1,222,312
Auto	-	-	5,446	-	20	5,466	845,347	850,813
Other	-	-	16,324	-	440	16,764	140,824	157,588
Total Consumer	429	659	61,044	-	460	62,592	3,267,429	3,330,021
Total Puerto Rico	$1,029,997	$669,270	$1,130,684	$2,595	$1,634	$2,834,180	$15,243,878	$18,078,058
U.S. mainland
Commercial multi-family	$11,808	$6,345	$7,936	$-	$-	$26,089	$1,184,604	$1,210,693
Commercial real estate non-owner occupied	46,523	16,561	37,178	-	-	100,262	1,588,049	1,688,311
Commercial real estate owner occupied	28,183	30,893	8,590	-	-	67,666	251,309	318,975
Commercial and industrial	4,019	603	123,935	-	-	128,557	876,426	1,004,983
Total Commercial	90,533	54,402	177,639	-	-	322,574	3,900,388	4,222,962
Construction	36,858	8,294	54,276	-	-	99,428	685,232	784,660
Mortgage	-	-	14,852	-	-	14,852	678,776	693,628
Legacy	688	426	3,302	-	-	4,416	28,564	32,980
Consumer:
Credit cards	-	-	11	-	-	11	89	100
HELOCs	-	-	6,084	-	8,914	14,998	167,087	182,085
Personal	-	-	2,069	-	704	2,773	295,229	298,002
Other	-	-	-	-	-	-	319	319
Total Consumer	-	-	8,164	-	9,618	17,782	462,724	480,506
Total U.S. mainland	$128,079	$63,122	$258,233	$-	$9,618	$459,052	$5,755,684	$6,214,736
Popular, Inc.
Commercial multi-family	$13,195	$8,053	$14,767	$-	$-	$36,015	$1,321,077	$1,357,092
Commercial real estate non-owner occupied	374,334	351,572	344,757	-	-	1,070,663	3,022,207	4,092,870
Commercial real estate owner occupied	272,149	246,545	363,580	2,124	-	884,398	1,258,191	2,142,589
Commercial and industrial	457,565	109,157	365,630	471	126	932,949	2,963,361	3,896,310
Total Commercial	1,117,243	715,327	1,088,734	2,595	126	2,924,025	8,564,836	11,488,861
Construction	36,968	12,416	55,821	-	-	105,205	774,824	880,029
Mortgage	2,748	3,564	169,926	-	-	176,238	7,094,169	7,270,407
Legacy	688	426	3,302	-	-	4,416	28,564	32,980
Leasing	-	-	1,926	-	1,048	2,974	807,016	809,990
Consumer:
Credit cards	-	-	18,238	-	-	18,238	1,075,083	1,093,321
HELOCs	-	-	6,341	-	8,914	15,255	172,917	188,172
Personal	429	659	22,859	-	704	24,651	1,495,663	1,520,314
Auto	-	-	5,446	-	20	5,466	845,347	850,813
Other	-	-	16,324	-	440	16,764	141,143	157,907
Total Consumer	429	659	69,208	-	10,078	80,374	3,730,153	3,810,527
Total Popular, Inc.	$1,158,076	$732,392	$1,388,917	$2,595	$11,252	$3,293,232	$20,999,562	$24,292,794

The following table presents the weighted average obligor risk rating at December 31, 2017 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.16				5.89
Commercial real estate non-owner occupied			11.06				6.99
Commercial real estate owner occupied			11.28				7.14
Commercial and industrial			11.16				7.11
Total Commercial			11.17				7.06
Construction			11.00				7.76

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.00				7.28
Commercial real estate non-owner occupied			11.04				6.74
Commercial real estate owner occupied			11.10				7.14
Commercial and industrial			11.82				6.17
Total Commercial			11.59				6.80
Construction			11.00				7.70
Legacy			11.11				7.93

December 31, 2016
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,016	$383	$6,108	$-	$-	$8,507	$166,033	$174,540
Commercial real estate non-owner occupied	310,510	377,858	342,054	155	-	1,030,577	1,533,708	2,564,285
Commercial real estate owner occupied	310,484	109,873	360,941	17,788	-	799,086	992,389	1,791,475
Commercial and industrial	136,091	133,270	227,360	11,514	12	508,247	2,163,670	2,671,917
Total Commercial	759,101	621,384	936,463	29,457	12	2,346,417	4,855,800	7,202,217
Construction	50	1,705	1,668	-	-	3,423	82,135	85,558
Mortgage	4,407	1,987	190,090	-	-	196,484	5,720,016	5,916,500
Leasing	-	-	3,062	-	-	3,062	699,831	702,893
Consumer:
Credit cards	-	-	18,725	-	-	18,725	1,081,882	1,100,607
HELOCs	-	-	185	-	-	185	8,166	8,351
Personal	1,068	812	21,496	-	-	23,376	1,126,801	1,150,177
Auto	-	-	12,321	-	-	12,321	814,271	826,592
Other	-	-	19,311	-	-	19,311	156,218	175,529
Total Consumer	1,068	812	72,038	-	-	73,918	3,187,338	3,261,256
Total Puerto Rico	$764,626	$625,888	$1,203,321	$29,457	$12	$2,623,304	$14,545,120	$17,168,424
U.S. mainland
Commercial multi-family	$13,537	$7,796	$658	$-	$-	$21,991	$1,042,305	$1,064,296
Commercial real estate non-owner occupied	57,111	9,778	1,720	-	-	68,609	1,288,707	1,357,316
Commercial real estate owner occupied	9,271	-	9,119	-	-	18,390	225,355	243,745
Commercial and industrial	3,048	937	153,793	-	-	157,778	773,155	930,933
Total Commercial	82,967	18,511	165,290	-	-	266,768	3,329,522	3,596,290
Construction	3,000	8,153	16,950	-	-	28,103	662,639	690,742
Mortgage	-	-	11,711	-	-	11,711	768,150	779,861
Legacy	921	786	4,400	-	-	6,107	39,186	45,293
Consumer:
Credit cards	-	-	30	-	-	30	128	158
HELOCs	-	-	1,923	-	2,839	4,762	247,413	252,175
Personal	-	-	1,252	-	609	1,861	238,746	240,607
Auto	-	-	-	-	-	-	9	9
Other	-	-	8	-	-	8	180	188
Total Consumer	-	-	3,213	-	3,448	6,661	486,476	493,137
Total U.S. mainland	$86,888	$27,450	$201,564	$-	$3,448	$319,350	$5,285,973	$5,605,323
Popular, Inc.
Commercial multi-family	$15,553	$8,179	$6,766	$-	$-	$30,498	$1,208,338	$1,238,836
Commercial real estate non-owner occupied	367,621	387,636	343,774	155	-	1,099,186	2,822,415	3,921,601
Commercial real estate owner occupied	319,755	109,873	370,060	17,788	-	817,476	1,217,744	2,035,220
Commercial and industrial	139,139	134,207	381,153	11,514	12	666,025	2,936,825	3,602,850
Total Commercial	842,068	639,895	1,101,753	29,457	12	2,613,185	8,185,322	10,798,507
Construction	3,050	9,858	18,618	-	-	31,526	744,774	776,300
Mortgage	4,407	1,987	201,801	-	-	208,195	6,488,166	6,696,361
Legacy	921	786	4,400	-	-	6,107	39,186	45,293
Leasing	-	-	3,062	-	-	3,062	699,831	702,893
Consumer:
Credit cards	-	-	18,755	-	-	18,755	1,082,010	1,100,765
HELOCs	-	-	2,108	-	2,839	4,947	255,579	260,526
Personal	1,068	812	22,748	-	609	25,237	1,365,547	1,390,784
Auto	-	-	12,321	-	-	12,321	814,280	826,601
Other	-	-	19,319	-	-	19,319	156,398	175,717
Total Consumer	1,068	812	75,251	-	3,448	80,579	3,673,814	3,754,393
Total Popular, Inc.	$851,514	$653,338	$1,404,885	$29,457	$3,460	$2,942,654	$19,831,093	$22,773,747

The following table presents the weighted average obligor risk rating at December 31, 2016 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.12				5.95
Commercial real estate non-owner occupied			11.07				6.91
Commercial real estate owner occupied			11.23				7.09
Commercial and industrial			11.09				7.19
Total Commercial			11.14				7.06
Construction			11.00				7.67

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.31				7.26
Commercial real estate non-owner occupied			11.70				6.67
Commercial real estate owner occupied			11.05				7.32
Commercial and industrial			11.65				6.15
Total Commercial			11.62				6.78
Construction			11.00				7.67
Legacy			11.10				7.91

Non Covered Loans
Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	Non-Covered Loans
	December 31, 2017				December 31, 2016
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Commercial	$161,220	$59,626	$220,846	$32,472	$176,887	$83,157	$260,044	$40,810
Mortgage	803,278	126,798	930,076	48,832	744,926	127,071	871,997	44,610
Leases	863	393	1,256	475	1,383	434	1,817	535
Consumer	93,916	12,233	106,149	22,802	100,277	12,442	112,719	23,857
Total	$1,059,277	$199,050	$1,258,327	$104,581	$1,023,473	$223,104	$1,246,577	$109,812

Covered loans
Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	Covered Loans
	December 31, 2017				December 31, 2016
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Mortgage	$2,658	$3,227	$5,885	$-	$2,950	$2,580	$5,530	$-
Total	$2,658	$3,227	$5,885	$-	$2,950	$2,580	$5,530	$-